UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3725

Fidelity California Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor California
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2011

1.824868.106

ASCM-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.1%
	Principal Amount (000s)	Value (000s)
California - 96.9%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007:
4.625% 8/1/16	$ 380	$ 402
5% 8/1/18	330	350
5% 8/1/19	555	586
(Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	3,000	3,242
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720	802
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	1,028
Alameda Corridor Trans. Auth. Rev. Series 1999 A, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,575	7,578
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,953
5% 12/1/20 (AMBAC Insured)	2,810	3,071
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	1,736
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (FGIC Insured)	1,880	1,950
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24	1,000	1,189
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	879
0% 9/1/22 (FSA Insured)	5,150	2,864
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	10,070
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	1,000	1,141
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	5,615	5,717
Banning Unified School District Gen. Oblig. Series 2006 A, 5% 8/1/31 (Berkshire Hathaway Assurance Corp. Insured)	5,190	5,321
Bay Area Infrastructure Fing. Auth. 5% 8/1/17 (FGIC Insured)	5,030	5,376
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,500	5,932
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (c)	$ 1,840	$ 1,875
5.25% 7/1/14 (AMBAC Insured) (c)	2,035	2,194
5.25% 7/1/16 (AMBAC Insured) (c)	1,255	1,375
5.25% 7/1/17 (AMBAC Insured) (c)	1,370	1,477
Burbank Unified School District:
Series 1997 B, 0% 8/1/20	3,835	2,622
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	3,983
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085	1,126
Cabrillo Unified School District Series A:
0% 8/1/12 (AMBAC Insured)	2,800	2,747
0% 8/1/17 (AMBAC Insured)	1,000	788
0% 8/1/18 (AMBAC Insured)	2,000	1,487
California Dept. of Wtr. Resources Central Valley Proj. Rev.:
Series AI:
5% 12/1/18	3,000	3,619
5% 12/1/25	2,700	3,113
Series J1, 7% 12/1/12	730	778
California Econ. Recovery Series 2009 A:
5% 7/1/19	1,725	2,016
5% 7/1/22	3,800	4,218
5.25% 7/1/14	695	769
5.25% 7/1/21	9,910	11,476
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	1,000	1,062
6% 3/1/38	1,000	1,054
(College & Univ. Fing. Prog.) Series 2007:
5% 2/1/16	1,600	1,652
5% 2/1/17	1,000	1,020
(Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280	1,935
Series 2010 A, 5% 10/1/25	5,860	6,161
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	737
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	9,039
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	$ 6,000	$ 6,119
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	910
4% 9/1/21	1,000	1,047
4% 9/1/22	740	766
4% 9/1/23	1,080	1,107
4% 9/1/24	1,125	1,138
5% 9/1/19	400	464
5% 9/1/39	5,000	5,009
California Gen. Oblig.:
Series 1992, 6.25% 9/1/12 (FGIC Insured)	655	683
Series 2005, 5.5% 6/1/28	275	275
Series 2007:
5.625% 5/1/20	150	150
5.625% 5/1/26	215	215
5.75% 5/1/30	160	160
4.5% 8/1/30	3,250	3,261
4.5% 10/1/36	3,075	2,950
5% 3/1/15	2,130	2,359
5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,730
5% 9/1/17	750	837
5% 3/1/19	3,000	3,444
5% 8/1/22	1,500	1,642
5% 10/1/22	1,355	1,519
5% 11/1/22	1,600	1,757
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,075
5% 12/1/22	3,500	3,910
5% 2/1/23	1,095	1,146
5% 2/1/26	1,500	1,505
5% 3/1/26	2,800	2,928
5% 6/1/26	2,600	2,716
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,863
5% 6/1/31	2,000	2,019
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,027
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,005
5.125% 11/1/24	2,800	2,986
5.125% 2/1/26	2,800	2,933
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 2/1/14	$ 4,045	$ 4,342
5.25% 10/1/14	140	142
5.25% 10/1/17	105	107
5.25% 11/1/18	3,000	3,231
5.25% 2/1/20	6,805	7,238
5.25% 2/1/22	2,020	2,147
5.25% 9/1/23	7,200	8,175
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,490	5,647
5.25% 4/1/27	5	5
5.25% 2/1/28	2,785	2,892
5.25% 2/1/29	5,000	5,135
5.25% 4/1/29	5	5
5.25% 11/1/29	2,000	2,088
5.25% 4/1/30	35	35
5.25% 2/1/33	8,150	8,337
5.25% 12/1/33	105	108
5.25% 3/1/38	5,400	5,497
5.375% 4/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35	35
5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100	100
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	8,391
5.5% 4/1/30	25	26
5.5% 11/1/33	29,440	30,744
5.5% 11/1/34	2,535	2,709
5.5% 11/1/39	1,810	1,905
6% 4/1/18	1,570	1,902
6% 3/1/33	20,050	22,496
6% 4/1/38	1,190	1,313
6.5% 4/1/33	11,650	13,643
6.75% 8/1/12	1,100	1,145
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	2,630	2,801
Series 2008 L, 5.125% 7/1/22	2,475	2,636
Series 2009 E, 5.625% 7/1/25	11,000	11,837
(Cedars-Sinai Med. Ctr. Proj.):
Series 2005, 5% 11/15/14	1,485	1,625
Series 2009, 5% 8/15/39	5,000	4,882
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/12	$ 2,345	$ 2,413
(Cottage Health Sys. Proj.) Series 2003 B, 5.25% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,260	1,313
(Providence Health and Svcs. Proj.):
Series 2009 B, 5.5% 10/1/39	2,000	2,098
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	90	119
6.5% 10/1/38	4,910	5,552
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	3,035
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	4,600	5,037
(Sutter Health Proj.) Series 2008 A, 5% 8/15/15	4,500	5,036
Bonds (Catholic Healthcare West Proj.) Series 2004 I, 4.95%, tender 7/1/14 (b)	5,000	5,398
Series 2008 A3, 5.5% 11/15/40	3,090	3,249
Series 2011 A, 5% 3/1/20	3,250	3,545
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (FGIC Insured)	1,000	1,040
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,107
5% 12/1/32	1,000	1,010
5% 12/1/42	3,000	2,922
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,020
5.25% 2/1/32 (AMBAC Insured)	6,295	6,306
Series 2005, 5% 10/1/33	7,235	7,395
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39	5,000	4,482
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/19	300	312
5% 7/1/20	500	515
5.75% 7/1/40	5,000	4,931
(Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,159
California Muni. Fin. Auth. Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) 0.9%, tender 1/3/12 (b)	5,000	5,001
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,250	$ 4,750
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.):
Series 2001 A, 5.125%, tender 5/1/14 (b)(c)	9,000	9,624
Series 2003 A, 5%, tender 5/1/13 (b)(c)	3,000	3,133
Series 2005 A1, 4.7%, tender 4/1/12 (b)(c)	3,250	3,283
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,600	2,728
5% 6/1/14	2,000	2,155
5.25% 6/1/24	5,400	5,701
5.25% 6/1/25	5,000	5,217
5.25% 6/1/30	4,000	4,047
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,400	4,415
(California State Univ. Proj.):
Series 2006 A, 5% 10/1/14 (FGIC Insured)	2,700	2,927
Series 2006 G:
5% 11/1/20	1,825	1,927
5% 11/1/21	2,020	2,129
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	5,048
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,152
(Coalinga State Hosp. Proj.) Series 2004 A:
5.25% 6/1/12	2,485	2,534
5.5% 6/1/15	1,000	1,088
5.5% 6/1/17	9,980	10,758
(Dept. of Corrections & Rehab. Proj.):
Series 2006 F:
5% 11/1/15 (FGIC Insured)	2,455	2,706
5% 11/1/16 (FGIC Insured)	2,000	2,215
Series 2011 C:
5% 10/1/27	9,530	9,640
5.25% 10/1/24	4,170	4,457
5.25% 10/1/25	2,875	3,030
5.75% 10/1/31	4,000	4,167
(Dept. of Corrections State Prison Proj.) Series 1993 E:
5.5% 6/1/15 (FSA Insured)	1,640	1,750
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued (Dept. of Corrections State Prison Proj.):
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 815	$ 868
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	7,205	7,675
(Dept. of Corrections, Monterey County State Prison Proj.) Series 2003 C, 5.5% 6/1/15	6,100	6,524
(Dept. of Corrections, Susanville State Prison Proj.) Series 1993 D, 5.25% 6/1/15 (FSA Insured)	4,210	4,512
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	3,025
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	2,800	2,923
(Dept. of Mental Health Proj.) Series 2004 A:
5% 6/1/25	3,000	3,074
5.125% 6/1/29	5,000	5,063
5.5% 6/1/19	2,000	2,125
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,775	5,037
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	5,000	5,501
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	3,335	3,551
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	5,900	6,288
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	5,625	6,108
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,520
(Univ. of California Research Proj.):
Series 2005 L:
5% 11/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,165	5,596
5.25% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,861
Series 2006 E:
5% 10/1/23	2,410	2,668
5.25% 10/1/21	2,900	3,285
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	3,000	3,202
5% 12/1/23	2,800	2,946
Series 2009 G1, 5.75% 10/1/30	1,800	1,901
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
Series 2009 I:
5.5% 11/1/23	$ 1,535	$ 1,694
6.125% 11/1/29	1,200	1,334
6.25% 11/1/21	2,000	2,350
6.375% 11/1/34	3,000	3,264
California State Univ. Rev.:
Series 2009 A:
5.75% 11/1/25	3,675	4,159
5.75% 11/1/28	6,525	7,233
6% 11/1/40	7,240	7,922
Series A:
5.375% 11/1/18 (AMBAC Insured)	70	73
5.5% 11/1/16 (AMBAC Insured)	80	83
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds (Southern California Edison Co. Proj.) Series 2006 B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	2,425	2,522
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,000	4,792
(Cmnty. Hosp. Monterey Peninsula Proj.) Series 2003 B, 5.25% 6/1/23 (FSA Insured)	1,800	1,833
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	3,090
(Daughters of Charity Health Sys. Proj.):
Series 2003 G, 5.25% 7/1/12	900	914
Series 2005 G, 5.25% 7/1/13	1,475	1,528
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	138
5% 8/15/19	50	55
5.75% 8/15/38	3,000	3,073
6.25% 8/15/33	2,500	2,674
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 5.25% 8/1/31	3,215	3,272
Series 2007 A:
4.75% 4/1/33	2,000	1,907
5% 4/1/31	4,900	4,918
(Los Angeles Orthopaedic Hosp. Foundation Prog.) Series 2000, 5.75% 6/1/30 (AMBAC Insured)	8,355	8,308
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	9,000	9,287
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	3,300	3,591
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Sutter Health Systems Proj.):
Series 2002 B, 5.625% 8/15/42	$ 7,000	$ 7,041
Series 2005 A, 5% 11/15/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,125	4,010
(Trinity Health Cr. Group Proj.) Series 2011 CA, 5% 12/1/41	10,000	9,938
5.375% 6/1/26	2,500	2,572
6% 6/1/33	3,000	3,146
Campbell Union School District Gen. Oblig. Series 2002 C, 5% 8/1/34 (Pre-Refunded to 8/1/14 @ 102)	1,910	2,169
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/15	1,000	925
0% 5/1/16	1,365	1,216
0% 5/1/17	1,155	984
0% 5/1/18	1,335	1,079
0% 5/1/19	1,000	759
0% 5/1/34 (a)	5,300	3,512
0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,549
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,080
5% 11/1/25 (AMBAC Insured)	3,820	4,096
5% 11/1/33 (AMBAC Insured)	5,000	5,113
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,470
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,290	3,227
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (FGIC Insured)	1,200	1,267
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,655
5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,685	2,913
Corona-Norco Unified School District Series A:
5% 8/1/22 (FSA Insured)	1,470	1,610
5% 8/1/25 (FSA Insured)	1,435	1,523
5% 8/1/26 (FSA Insured)	2,000	2,087
5% 8/1/27 (FSA Insured)	1,785	1,852
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Corona-Norco Unified School District Series A: - continued
5% 8/1/31 (FSA Insured)	$ 5,000	$ 5,088
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,676
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,504
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,368
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,890	2,934
Cupertino California Union School District:
5% 8/1/18	1,735	2,101
5% 8/1/19	1,120	1,364
Davis Spl. Tax Rev. Series 2007:
5% 9/1/12 (AMBAC Insured)	625	634
5% 9/1/13 (AMBAC Insured)	655	674
5% 9/1/14 (AMBAC Insured)	690	718
5% 9/1/15 (AMBAC Insured)	725	757
5% 9/1/18 (AMBAC Insured)	835	861
5% 9/1/20 (AMBAC Insured)	925	933
5% 9/1/22 (AMBAC Insured)	1,020	1,025
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	2,000	2,205
6% 3/1/20 (FSA Insured)	1,000	1,159
Duarte Ctfs. of Prtn. Series 1999 A:
5% 4/1/12	4,210	4,222
5% 4/1/13	1,830	1,835
El Centro Fing. Auth. Wastewtr. Series 2006 A, 5.25% 10/1/35 (FSA Insured)	6,890	7,093
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,415	2,497
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,366
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	803
0% 10/1/25 (AMBAC Insured)	1,665	748
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	615
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	1,476
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Escondido Union High School District: - continued
Series 2008 A:
0% 8/1/34 (Assured Guaranty Corp. Insured)	$ 3,500	$ 857
0% 11/1/16 (Escrowed to Maturity)	3,500	3,245
Fairfield-Suisun Unified School District Series 2004, 5.5% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,144
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,389
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	843
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,430	2,256
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	4,129
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	4,611
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	2,753
Series C, 5% 8/1/36	10,000	10,637
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	24,070	20,549
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,860	5,865
5.75% 1/15/40	8,155	7,618
5.875% 1/15/27	4,000	4,006
5.875% 1/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,507
5.875% 1/15/29	4,000	4,003
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20	2,645	2,667
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,074
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,535	1,502
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.: - continued
Series 2005 A:
5% 6/1/45	$ 12,125	$ 10,881
5% 6/1/45	2,775	2,490
Series 2007 A1:
5% 6/1/12	1,400	1,414
5% 6/1/13	1,000	1,022
5% 6/1/14	2,000	2,055
5% 6/1/15	1,000	1,030
5% 6/1/33	3,000	2,042
5.125% 6/1/47	2,600	1,665
5.75% 6/1/47	5,000	3,516
5% 6/1/45 (FSA Insured)	235	222
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,041
Indio Pub. Fing. Auth. Lease Rev. Bonds Series 2007 B, 3.8%, tender 11/1/12 (b)	2,500	2,530
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	484
5% 8/1/22	450	526
5% 8/1/23	485	560
5% 8/1/24	1,000	1,141
5% 8/1/26	1,370	1,533
5% 8/1/28	760	833
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,420	2,397
Loma Linda Hosp. Rev.:
(Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	4,400	4,824
Series 2005 A, 5% 12/1/14	4,500	4,759
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	3,704
Long Beach Cmnty. College Series 2008 A, 0% 6/1/31 (FSA Insured)	9,750	3,057
Long Beach Hbr. Rev. Series 2010 B, 5% 5/15/22	2,735	3,174
Long Beach Unified School District:
Series 2008 A, 5.25% 8/1/33	6,725	7,261
Series A, 5.75% 8/1/33	2,800	3,154
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	10,000	11,406
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Cmnty. College District: - continued
Series 2009 A, 5.5% 8/1/29	$ 1,000	$ 1,112
Series 2010 C, 5.25% 8/1/39	1,300	1,416
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,872
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity)	3,380	3,333
(Disney Parking Proj.):
0% 3/1/12	2,180	2,171
0% 3/1/13	6,490	6,353
0% 9/1/14 (AMBAC Insured)	3,860	3,623
0% 3/1/18	3,000	2,410
0% 3/1/19	3,200	2,430
0% 3/1/20	1,000	709
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,114
5.375% 9/1/17 (FSA Insured)	1,095	1,164
5.375% 9/1/18 (FSA Insured)	1,155	1,226
5.375% 9/1/19 (FSA Insured)	1,210	1,281
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series 1999 A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,703
Los Angeles Dept. Arpt. Rev.:
Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,046
Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000	1,086
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,990	4,318
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,410	1,509
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity)	3,120	3,129
4.75% 8/15/16 (Escrowed to Maturity)	1,395	1,399
4.75% 10/15/20 (Escrowed to Maturity)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	2,800	3,003
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2004 C, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,534
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Hbr. Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity)	$ 8,875	$ 10,805
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2008 A, 5% 9/1/22	5,500	5,862
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,278
Series 2007 A1, 4.5% 1/1/28	6,900	6,978
Series 2011 A1, 5% 7/1/21	10,510	12,276
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	10,000	11,143
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity)	1,635	1,999
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,399
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32	500	523
5% 7/1/39	4,095	4,207
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,490
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	643
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,252
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	1,315
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,270
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,558
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	3,800	3,907
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity)	5,000	5,741
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	664
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	689
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,928
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,485	$ 585
Murrieta Valley Unified School District:
Series 1998 A, 0% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,465
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	1,387
Natomas Unified School District Series 2007, 5.25% 8/1/30 (FGIC Insured)	5,150	5,018
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,182
12% 8/1/17 (FSA Insured)	1,000	1,524
Newport Beach Rev.:
(Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 A, 5% 12/1/24	2,000	2,055
Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (b)	2,800	2,935
Hoag Memorial Hosp. Presbyterian Proj.) Series 2011 A, 6% 12/1/40	3,000	3,328
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,639
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,086
5% 9/1/17 (AMBAC Insured)	2,735	2,960
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/12	2,500	2,566
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	3,850	5,310
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,205	4,330
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	1,397
Oakland Gen. Oblig. Series 2009 B, 6.25% 1/15/39	3,000	3,278
Oakland Joint Powers Fing. Auth. Series 2008 A1, 4.25% 1/1/13 (Assured Guaranty Corp. Insured)	3,000	3,108
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	1,000	1,184
Series 2003, 5.5% 9/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,053
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oakland Unified School District Alameda County Series 2009 A:
6.5% 8/1/23	$ 2,810	$ 3,200
6.5% 8/1/24	1,220	1,378
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	1,538
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) Series 2002, 5.375% 6/1/16 (AMBAC Insured)	3,770	3,878
Oxnard Fin. Auth. Solid Waste Rev. Series 2005, 5% 5/1/12 (AMBAC Insured) (c)	2,065	2,088
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	3,000	3,080
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) Series 1999, 5.8% 8/1/29 (FSA Insured)	6,410	6,415
Placentia Pub. Fing. Auth. Rev.:
3.125% 9/1/12	1,585	1,599
4% 9/1/13	1,855	1,907
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,400
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	661
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	305	308
Port of Oakland Rev.:
Series 2002 L:
5.5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,030	3,094
5.5% 11/1/20 (Pre-Refunded to 11/1/12 @ 100) (c)	375	391
Series 2002 N:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,800	2,901
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	5,850	6,002
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,355	3,430
5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,740	2,800
Series 2007 A:
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	10,910	11,657
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Port of Oakland Rev.: - continued
Series 2007 A:
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	$ 2,885	$ 3,109
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,185	2,366
Series 2011 O, 5% 5/1/22 (c)	4,500	4,795
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	3,715
Series B:
0% 8/1/33	3,975	1,071
0% 8/1/35	9,000	2,099
0% 8/1/37	6,325	1,291
0% 8/1/38	5,410	1,035
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds:
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	6,685	6,256
Series 2008 C:
3.125%, tender 12/1/11 (FSA Insured) (b)	1,730	1,730
4%, tender 12/1/11 (FSA Insured) (b)	6,500	6,500
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,509
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	3,181
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,815	5,966
Series B, 5.7% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950	1,989
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	1,993
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,072
Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,716
Rocklin Unified School District Series 2002:
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,370	705
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	1,301
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365	607
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,745	$ 790
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	755
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,189
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,735	6,461
Sacramento Muni. Util. District Elec. Rev. Series 2003 R, 5% 8/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,825	6,873
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,800	2,911
Series 2005, 5% 7/1/19 (AMBAC Insured)	2,900	3,005
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,900	6,574
6.5% 8/1/28	2,445	2,824
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	3,062
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	8,300	11,402
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	10,791
San Diego Cmnty. College District Series 2007, 0% 8/1/17 (FSA Insured)	3,395	2,875
San Diego County Ctfs. of Prtn.:
(North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,240
5% 11/15/17 (AMBAC Insured)	2,000	2,230
5% 11/15/18 (AMBAC Insured)	2,000	2,214
(The Bishop's School Proj.) Series A, 6% 9/1/34 (Pre-Refunded to 9/1/14 @ 100)	4,090	4,684
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2005:
5% 7/1/14 (AMBAC Insured) (c)	1,000	1,076
5.25% 7/1/16 (AMBAC Insured) (c)	1,400	1,544
5% 7/1/12 (AMBAC Insured) (c)	2,200	2,247
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	1,500	1,577
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 2009 B, 5.75% 8/1/35	3,455	3,795
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (c)	$ 6,000	$ 6,003
5.25% 1/1/18 (AMBAC Insured) (c)	4,515	4,518
Second Series 32F, 5.25% 5/1/19	2,500	2,955
Second Series 32H, 5% 5/1/12 (CIFG North America Insured) (c)	1,000	1,018
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	1,000	1,067
6.625% 8/1/39	1,000	1,068
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	3,080	3,200
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	3,953
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	3,852
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	2,373
Series 1997 A:
0% 1/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	3,496
5.5% 1/15/28	1,060	901
Series A:
0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	6,964
0% 1/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,175
0% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,765	2,116
0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	1,019
San Jose Int'l. Arpt. Rev. Series 2007 A:
5% 3/1/17 (AMBAC Insured) (c)	1,180	1,287
5% 3/1/24 (AMBAC Insured) (c)	9,690	9,900
5% 3/1/37 (AMBAC Insured) (c)	10,000	9,386
San Jose Unified School District Santa Clara County Series 2002 B, 5% 8/1/25 (FGIC Insured)	1,750	1,853
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	$ 2,800	$ 3,110
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity)	1,990	1,896
San Marcos Unified School District Series A, 5% 8/1/38	5,000	5,115
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,469
San Mateo County Joint Powers Fing. Auth. (Cap. Projects) Series 2009 A, 5.25% 7/15/24	5,280	5,748
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,120
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	722
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	678
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,141
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (AMBAC Insured)	2,000	1,972
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	8,232
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	3,000	3,329
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,865	1,926
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	2,606
0% 9/1/22 (AMBAC Insured)	2,900	1,643
0% 9/1/25 (AMBAC Insured)	6,800	3,100
Shasta Joint Powers Fing. Auth. Lease Rev. (County Administration Bldg. Proj.) Series A, 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,015	5,022
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	435
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	1,297
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/26 (FSA Insured)	11,845	12,503
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2008 B, 6% 7/1/25	5,450	6,348
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	1,022
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sulphur Springs Union School District Series A, 0% 9/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,750	$ 2,709
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	17,853
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,010
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,000	4,880
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,359
6% 6/1/22	1,100	1,115
Torrance Unified School District Series 2008 Z, 6% 8/1/33	5,000	5,580
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,530
Turlock Irrigation District Rev. Series 2011, 5.5% 1/1/41	10,000	10,661
Ukiah Unified School District 0% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,040	2,774
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	796
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	1,942
Univ. of California Regents Med. Ctr. Pool Rev. Series 2010 G:
4% 5/15/19	1,305	1,413
4% 5/15/20	615	667
5% 5/15/19	2,830	3,254
Univ. of California Revs.:
(Ltd. Proj.):
Series 2005 B, 5% 5/15/33	1,000	1,024
Series 2007 D, 5% 5/15/25	4,250	4,589
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/21 (AMBAC Insured)	785	797
5.5% 5/15/24 (AMBAC Insured)	370	374
Series 2009 O, 5.75% 5/15/34	9,900	11,060
Series C, 4.75% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,150	3,177
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	2,090	1,821
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100)	1,000	1,133
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100)	1,380	1,563
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	7,700	8,280
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Victor Elementary School District Series A, 0% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,375	$ 2,182
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120	2,250
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	134
5.375% 8/1/16 (FSA Insured)	100	103
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	929
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	802
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	359
5.25% 8/1/16 (Pre-Refunded to 8/1/13 @ 100)	1,000	1,081
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,187
6.25% 7/1/39	7,000	7,339
Series 2010 A, 5.5% 7/1/38	3,100	3,078
Series A:
5% 7/1/23	1,460	1,504
5% 7/1/25	1,665	1,681
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,584
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,838
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,363
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,280
		1,663,012
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008:
5.375% 10/1/14	1,000	1,058
5.875% 10/1/18	1,565	1,724
		2,782
Puerto Rico - 0.8%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2006 A, 4.064% 7/1/21 (FGIC Insured) (b)	4,600	3,869
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (b)	$ 7,000	$ 7,657
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41 (FGIC Insured)	9,500	1,454
		12,980
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A1, 5% 10/1/29	1,500	1,484
Series 2009 B, 5% 10/1/25	1,500	1,522
Series A, 5.25% 10/1/15	1,255	1,346
		4,352
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $1,633,358)	1,683,126
NET OTHER ASSETS (LIABILITIES) - 1.9%	33,382
NET ASSETS - 100%	$ 1,716,508
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $1,631,717,000. Net unrealized appreciation aggregated $51,409,000, of which $70,379,000 related to appreciated investment securities and $18,970,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® California Municipal

Income Fund

November 30, 2011

1.810701.107

CFL-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.1%
	Principal Amount (000s)	Value (000s)
California - 96.9%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007:
4.625% 8/1/16	$ 380	$ 402
5% 8/1/18	330	350
5% 8/1/19	555	586
(Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	3,000	3,242
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720	802
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	1,028
Alameda Corridor Trans. Auth. Rev. Series 1999 A, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,575	7,578
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,953
5% 12/1/20 (AMBAC Insured)	2,810	3,071
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	1,736
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (FGIC Insured)	1,880	1,950
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24	1,000	1,189
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	879
0% 9/1/22 (FSA Insured)	5,150	2,864
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	10,070
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	1,000	1,141
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	5,615	5,717
Banning Unified School District Gen. Oblig. Series 2006 A, 5% 8/1/31 (Berkshire Hathaway Assurance Corp. Insured)	5,190	5,321
Bay Area Infrastructure Fing. Auth. 5% 8/1/17 (FGIC Insured)	5,030	5,376
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,500	5,932
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (c)	$ 1,840	$ 1,875
5.25% 7/1/14 (AMBAC Insured) (c)	2,035	2,194
5.25% 7/1/16 (AMBAC Insured) (c)	1,255	1,375
5.25% 7/1/17 (AMBAC Insured) (c)	1,370	1,477
Burbank Unified School District:
Series 1997 B, 0% 8/1/20	3,835	2,622
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	3,983
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085	1,126
Cabrillo Unified School District Series A:
0% 8/1/12 (AMBAC Insured)	2,800	2,747
0% 8/1/17 (AMBAC Insured)	1,000	788
0% 8/1/18 (AMBAC Insured)	2,000	1,487
California Dept. of Wtr. Resources Central Valley Proj. Rev.:
Series AI:
5% 12/1/18	3,000	3,619
5% 12/1/25	2,700	3,113
Series J1, 7% 12/1/12	730	778
California Econ. Recovery Series 2009 A:
5% 7/1/19	1,725	2,016
5% 7/1/22	3,800	4,218
5.25% 7/1/14	695	769
5.25% 7/1/21	9,910	11,476
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	1,000	1,062
6% 3/1/38	1,000	1,054
(College & Univ. Fing. Prog.) Series 2007:
5% 2/1/16	1,600	1,652
5% 2/1/17	1,000	1,020
(Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280	1,935
Series 2010 A, 5% 10/1/25	5,860	6,161
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	737
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	9,039
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	$ 6,000	$ 6,119
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	910
4% 9/1/21	1,000	1,047
4% 9/1/22	740	766
4% 9/1/23	1,080	1,107
4% 9/1/24	1,125	1,138
5% 9/1/19	400	464
5% 9/1/39	5,000	5,009
California Gen. Oblig.:
Series 1992, 6.25% 9/1/12 (FGIC Insured)	655	683
Series 2005, 5.5% 6/1/28	275	275
Series 2007:
5.625% 5/1/20	150	150
5.625% 5/1/26	215	215
5.75% 5/1/30	160	160
4.5% 8/1/30	3,250	3,261
4.5% 10/1/36	3,075	2,950
5% 3/1/15	2,130	2,359
5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,730
5% 9/1/17	750	837
5% 3/1/19	3,000	3,444
5% 8/1/22	1,500	1,642
5% 10/1/22	1,355	1,519
5% 11/1/22	1,600	1,757
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,075
5% 12/1/22	3,500	3,910
5% 2/1/23	1,095	1,146
5% 2/1/26	1,500	1,505
5% 3/1/26	2,800	2,928
5% 6/1/26	2,600	2,716
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,863
5% 6/1/31	2,000	2,019
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,027
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,005
5.125% 11/1/24	2,800	2,986
5.125% 2/1/26	2,800	2,933
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 2/1/14	$ 4,045	$ 4,342
5.25% 10/1/14	140	142
5.25% 10/1/17	105	107
5.25% 11/1/18	3,000	3,231
5.25% 2/1/20	6,805	7,238
5.25% 2/1/22	2,020	2,147
5.25% 9/1/23	7,200	8,175
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,490	5,647
5.25% 4/1/27	5	5
5.25% 2/1/28	2,785	2,892
5.25% 2/1/29	5,000	5,135
5.25% 4/1/29	5	5
5.25% 11/1/29	2,000	2,088
5.25% 4/1/30	35	35
5.25% 2/1/33	8,150	8,337
5.25% 12/1/33	105	108
5.25% 3/1/38	5,400	5,497
5.375% 4/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35	35
5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100	100
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	8,391
5.5% 4/1/30	25	26
5.5% 11/1/33	29,440	30,744
5.5% 11/1/34	2,535	2,709
5.5% 11/1/39	1,810	1,905
6% 4/1/18	1,570	1,902
6% 3/1/33	20,050	22,496
6% 4/1/38	1,190	1,313
6.5% 4/1/33	11,650	13,643
6.75% 8/1/12	1,100	1,145
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	2,630	2,801
Series 2008 L, 5.125% 7/1/22	2,475	2,636
Series 2009 E, 5.625% 7/1/25	11,000	11,837
(Cedars-Sinai Med. Ctr. Proj.):
Series 2005, 5% 11/15/14	1,485	1,625
Series 2009, 5% 8/15/39	5,000	4,882
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/12	$ 2,345	$ 2,413
(Cottage Health Sys. Proj.) Series 2003 B, 5.25% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,260	1,313
(Providence Health and Svcs. Proj.):
Series 2009 B, 5.5% 10/1/39	2,000	2,098
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	90	119
6.5% 10/1/38	4,910	5,552
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	3,035
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	4,600	5,037
(Sutter Health Proj.) Series 2008 A, 5% 8/15/15	4,500	5,036
Bonds (Catholic Healthcare West Proj.) Series 2004 I, 4.95%, tender 7/1/14 (b)	5,000	5,398
Series 2008 A3, 5.5% 11/15/40	3,090	3,249
Series 2011 A, 5% 3/1/20	3,250	3,545
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (FGIC Insured)	1,000	1,040
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,107
5% 12/1/32	1,000	1,010
5% 12/1/42	3,000	2,922
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,020
5.25% 2/1/32 (AMBAC Insured)	6,295	6,306
Series 2005, 5% 10/1/33	7,235	7,395
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39	5,000	4,482
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/19	300	312
5% 7/1/20	500	515
5.75% 7/1/40	5,000	4,931
(Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,159
California Muni. Fin. Auth. Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) 0.9%, tender 1/3/12 (b)	5,000	5,001
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,250	$ 4,750
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.):
Series 2001 A, 5.125%, tender 5/1/14 (b)(c)	9,000	9,624
Series 2003 A, 5%, tender 5/1/13 (b)(c)	3,000	3,133
Series 2005 A1, 4.7%, tender 4/1/12 (b)(c)	3,250	3,283
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,600	2,728
5% 6/1/14	2,000	2,155
5.25% 6/1/24	5,400	5,701
5.25% 6/1/25	5,000	5,217
5.25% 6/1/30	4,000	4,047
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,400	4,415
(California State Univ. Proj.):
Series 2006 A, 5% 10/1/14 (FGIC Insured)	2,700	2,927
Series 2006 G:
5% 11/1/20	1,825	1,927
5% 11/1/21	2,020	2,129
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	5,048
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,152
(Coalinga State Hosp. Proj.) Series 2004 A:
5.25% 6/1/12	2,485	2,534
5.5% 6/1/15	1,000	1,088
5.5% 6/1/17	9,980	10,758
(Dept. of Corrections & Rehab. Proj.):
Series 2006 F:
5% 11/1/15 (FGIC Insured)	2,455	2,706
5% 11/1/16 (FGIC Insured)	2,000	2,215
Series 2011 C:
5% 10/1/27	9,530	9,640
5.25% 10/1/24	4,170	4,457
5.25% 10/1/25	2,875	3,030
5.75% 10/1/31	4,000	4,167
(Dept. of Corrections State Prison Proj.) Series 1993 E:
5.5% 6/1/15 (FSA Insured)	1,640	1,750
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued (Dept. of Corrections State Prison Proj.):
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 815	$ 868
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	7,205	7,675
(Dept. of Corrections, Monterey County State Prison Proj.) Series 2003 C, 5.5% 6/1/15	6,100	6,524
(Dept. of Corrections, Susanville State Prison Proj.) Series 1993 D, 5.25% 6/1/15 (FSA Insured)	4,210	4,512
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	3,025
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	2,800	2,923
(Dept. of Mental Health Proj.) Series 2004 A:
5% 6/1/25	3,000	3,074
5.125% 6/1/29	5,000	5,063
5.5% 6/1/19	2,000	2,125
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,775	5,037
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	5,000	5,501
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	3,335	3,551
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	5,900	6,288
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	5,625	6,108
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,520
(Univ. of California Research Proj.):
Series 2005 L:
5% 11/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,165	5,596
5.25% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,861
Series 2006 E:
5% 10/1/23	2,410	2,668
5.25% 10/1/21	2,900	3,285
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	3,000	3,202
5% 12/1/23	2,800	2,946
Series 2009 G1, 5.75% 10/1/30	1,800	1,901
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
Series 2009 I:
5.5% 11/1/23	$ 1,535	$ 1,694
6.125% 11/1/29	1,200	1,334
6.25% 11/1/21	2,000	2,350
6.375% 11/1/34	3,000	3,264
California State Univ. Rev.:
Series 2009 A:
5.75% 11/1/25	3,675	4,159
5.75% 11/1/28	6,525	7,233
6% 11/1/40	7,240	7,922
Series A:
5.375% 11/1/18 (AMBAC Insured)	70	73
5.5% 11/1/16 (AMBAC Insured)	80	83
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds (Southern California Edison Co. Proj.) Series 2006 B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	2,425	2,522
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,000	4,792
(Cmnty. Hosp. Monterey Peninsula Proj.) Series 2003 B, 5.25% 6/1/23 (FSA Insured)	1,800	1,833
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	3,090
(Daughters of Charity Health Sys. Proj.):
Series 2003 G, 5.25% 7/1/12	900	914
Series 2005 G, 5.25% 7/1/13	1,475	1,528
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	138
5% 8/15/19	50	55
5.75% 8/15/38	3,000	3,073
6.25% 8/15/33	2,500	2,674
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 5.25% 8/1/31	3,215	3,272
Series 2007 A:
4.75% 4/1/33	2,000	1,907
5% 4/1/31	4,900	4,918
(Los Angeles Orthopaedic Hosp. Foundation Prog.) Series 2000, 5.75% 6/1/30 (AMBAC Insured)	8,355	8,308
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	9,000	9,287
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	3,300	3,591
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Sutter Health Systems Proj.):
Series 2002 B, 5.625% 8/15/42	$ 7,000	$ 7,041
Series 2005 A, 5% 11/15/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,125	4,010
(Trinity Health Cr. Group Proj.) Series 2011 CA, 5% 12/1/41	10,000	9,938
5.375% 6/1/26	2,500	2,572
6% 6/1/33	3,000	3,146
Campbell Union School District Gen. Oblig. Series 2002 C, 5% 8/1/34 (Pre-Refunded to 8/1/14 @ 102)	1,910	2,169
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/15	1,000	925
0% 5/1/16	1,365	1,216
0% 5/1/17	1,155	984
0% 5/1/18	1,335	1,079
0% 5/1/19	1,000	759
0% 5/1/34 (a)	5,300	3,512
0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,549
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,080
5% 11/1/25 (AMBAC Insured)	3,820	4,096
5% 11/1/33 (AMBAC Insured)	5,000	5,113
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,470
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,290	3,227
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (FGIC Insured)	1,200	1,267
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,655
5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,685	2,913
Corona-Norco Unified School District Series A:
5% 8/1/22 (FSA Insured)	1,470	1,610
5% 8/1/25 (FSA Insured)	1,435	1,523
5% 8/1/26 (FSA Insured)	2,000	2,087
5% 8/1/27 (FSA Insured)	1,785	1,852
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Corona-Norco Unified School District Series A: - continued
5% 8/1/31 (FSA Insured)	$ 5,000	$ 5,088
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,676
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,504
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,368
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,890	2,934
Cupertino California Union School District:
5% 8/1/18	1,735	2,101
5% 8/1/19	1,120	1,364
Davis Spl. Tax Rev. Series 2007:
5% 9/1/12 (AMBAC Insured)	625	634
5% 9/1/13 (AMBAC Insured)	655	674
5% 9/1/14 (AMBAC Insured)	690	718
5% 9/1/15 (AMBAC Insured)	725	757
5% 9/1/18 (AMBAC Insured)	835	861
5% 9/1/20 (AMBAC Insured)	925	933
5% 9/1/22 (AMBAC Insured)	1,020	1,025
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	2,000	2,205
6% 3/1/20 (FSA Insured)	1,000	1,159
Duarte Ctfs. of Prtn. Series 1999 A:
5% 4/1/12	4,210	4,222
5% 4/1/13	1,830	1,835
El Centro Fing. Auth. Wastewtr. Series 2006 A, 5.25% 10/1/35 (FSA Insured)	6,890	7,093
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,415	2,497
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,366
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	803
0% 10/1/25 (AMBAC Insured)	1,665	748
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	615
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	1,476
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Escondido Union High School District: - continued
Series 2008 A:
0% 8/1/34 (Assured Guaranty Corp. Insured)	$ 3,500	$ 857
0% 11/1/16 (Escrowed to Maturity)	3,500	3,245
Fairfield-Suisun Unified School District Series 2004, 5.5% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,144
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,389
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	843
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,430	2,256
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	4,129
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	4,611
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	2,753
Series C, 5% 8/1/36	10,000	10,637
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	24,070	20,549
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,860	5,865
5.75% 1/15/40	8,155	7,618
5.875% 1/15/27	4,000	4,006
5.875% 1/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,507
5.875% 1/15/29	4,000	4,003
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20	2,645	2,667
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,074
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,535	1,502
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.: - continued
Series 2005 A:
5% 6/1/45	$ 12,125	$ 10,881
5% 6/1/45	2,775	2,490
Series 2007 A1:
5% 6/1/12	1,400	1,414
5% 6/1/13	1,000	1,022
5% 6/1/14	2,000	2,055
5% 6/1/15	1,000	1,030
5% 6/1/33	3,000	2,042
5.125% 6/1/47	2,600	1,665
5.75% 6/1/47	5,000	3,516
5% 6/1/45 (FSA Insured)	235	222
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,041
Indio Pub. Fing. Auth. Lease Rev. Bonds Series 2007 B, 3.8%, tender 11/1/12 (b)	2,500	2,530
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	484
5% 8/1/22	450	526
5% 8/1/23	485	560
5% 8/1/24	1,000	1,141
5% 8/1/26	1,370	1,533
5% 8/1/28	760	833
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,420	2,397
Loma Linda Hosp. Rev.:
(Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	4,400	4,824
Series 2005 A, 5% 12/1/14	4,500	4,759
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	3,704
Long Beach Cmnty. College Series 2008 A, 0% 6/1/31 (FSA Insured)	9,750	3,057
Long Beach Hbr. Rev. Series 2010 B, 5% 5/15/22	2,735	3,174
Long Beach Unified School District:
Series 2008 A, 5.25% 8/1/33	6,725	7,261
Series A, 5.75% 8/1/33	2,800	3,154
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	10,000	11,406
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Cmnty. College District: - continued
Series 2009 A, 5.5% 8/1/29	$ 1,000	$ 1,112
Series 2010 C, 5.25% 8/1/39	1,300	1,416
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,872
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity)	3,380	3,333
(Disney Parking Proj.):
0% 3/1/12	2,180	2,171
0% 3/1/13	6,490	6,353
0% 9/1/14 (AMBAC Insured)	3,860	3,623
0% 3/1/18	3,000	2,410
0% 3/1/19	3,200	2,430
0% 3/1/20	1,000	709
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,114
5.375% 9/1/17 (FSA Insured)	1,095	1,164
5.375% 9/1/18 (FSA Insured)	1,155	1,226
5.375% 9/1/19 (FSA Insured)	1,210	1,281
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series 1999 A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,703
Los Angeles Dept. Arpt. Rev.:
Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,046
Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000	1,086
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,990	4,318
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,410	1,509
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity)	3,120	3,129
4.75% 8/15/16 (Escrowed to Maturity)	1,395	1,399
4.75% 10/15/20 (Escrowed to Maturity)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	2,800	3,003
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2004 C, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,534
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Hbr. Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity)	$ 8,875	$ 10,805
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2008 A, 5% 9/1/22	5,500	5,862
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,278
Series 2007 A1, 4.5% 1/1/28	6,900	6,978
Series 2011 A1, 5% 7/1/21	10,510	12,276
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	10,000	11,143
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity)	1,635	1,999
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,399
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32	500	523
5% 7/1/39	4,095	4,207
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,490
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	643
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,252
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	1,315
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,270
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,558
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	3,800	3,907
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity)	5,000	5,741
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	664
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	689
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,928
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,485	$ 585
Murrieta Valley Unified School District:
Series 1998 A, 0% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,465
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	1,387
Natomas Unified School District Series 2007, 5.25% 8/1/30 (FGIC Insured)	5,150	5,018
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,182
12% 8/1/17 (FSA Insured)	1,000	1,524
Newport Beach Rev.:
(Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 A, 5% 12/1/24	2,000	2,055
Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (b)	2,800	2,935
Hoag Memorial Hosp. Presbyterian Proj.) Series 2011 A, 6% 12/1/40	3,000	3,328
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,639
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,086
5% 9/1/17 (AMBAC Insured)	2,735	2,960
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/12	2,500	2,566
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	3,850	5,310
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,205	4,330
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	1,397
Oakland Gen. Oblig. Series 2009 B, 6.25% 1/15/39	3,000	3,278
Oakland Joint Powers Fing. Auth. Series 2008 A1, 4.25% 1/1/13 (Assured Guaranty Corp. Insured)	3,000	3,108
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	1,000	1,184
Series 2003, 5.5% 9/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,053
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oakland Unified School District Alameda County Series 2009 A:
6.5% 8/1/23	$ 2,810	$ 3,200
6.5% 8/1/24	1,220	1,378
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	1,538
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) Series 2002, 5.375% 6/1/16 (AMBAC Insured)	3,770	3,878
Oxnard Fin. Auth. Solid Waste Rev. Series 2005, 5% 5/1/12 (AMBAC Insured) (c)	2,065	2,088
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	3,000	3,080
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) Series 1999, 5.8% 8/1/29 (FSA Insured)	6,410	6,415
Placentia Pub. Fing. Auth. Rev.:
3.125% 9/1/12	1,585	1,599
4% 9/1/13	1,855	1,907
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,400
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	661
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	305	308
Port of Oakland Rev.:
Series 2002 L:
5.5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,030	3,094
5.5% 11/1/20 (Pre-Refunded to 11/1/12 @ 100) (c)	375	391
Series 2002 N:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,800	2,901
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	5,850	6,002
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,355	3,430
5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,740	2,800
Series 2007 A:
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	10,910	11,657
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Port of Oakland Rev.: - continued
Series 2007 A:
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	$ 2,885	$ 3,109
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,185	2,366
Series 2011 O, 5% 5/1/22 (c)	4,500	4,795
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	3,715
Series B:
0% 8/1/33	3,975	1,071
0% 8/1/35	9,000	2,099
0% 8/1/37	6,325	1,291
0% 8/1/38	5,410	1,035
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds:
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	6,685	6,256
Series 2008 C:
3.125%, tender 12/1/11 (FSA Insured) (b)	1,730	1,730
4%, tender 12/1/11 (FSA Insured) (b)	6,500	6,500
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,509
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	3,181
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,815	5,966
Series B, 5.7% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950	1,989
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	1,993
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,072
Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,716
Rocklin Unified School District Series 2002:
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,370	705
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	1,301
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365	607
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,745	$ 790
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	755
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,189
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,735	6,461
Sacramento Muni. Util. District Elec. Rev. Series 2003 R, 5% 8/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,825	6,873
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,800	2,911
Series 2005, 5% 7/1/19 (AMBAC Insured)	2,900	3,005
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,900	6,574
6.5% 8/1/28	2,445	2,824
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	3,062
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	8,300	11,402
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	10,791
San Diego Cmnty. College District Series 2007, 0% 8/1/17 (FSA Insured)	3,395	2,875
San Diego County Ctfs. of Prtn.:
(North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,240
5% 11/15/17 (AMBAC Insured)	2,000	2,230
5% 11/15/18 (AMBAC Insured)	2,000	2,214
(The Bishop's School Proj.) Series A, 6% 9/1/34 (Pre-Refunded to 9/1/14 @ 100)	4,090	4,684
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2005:
5% 7/1/14 (AMBAC Insured) (c)	1,000	1,076
5.25% 7/1/16 (AMBAC Insured) (c)	1,400	1,544
5% 7/1/12 (AMBAC Insured) (c)	2,200	2,247
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	1,500	1,577
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 2009 B, 5.75% 8/1/35	3,455	3,795
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (c)	$ 6,000	$ 6,003
5.25% 1/1/18 (AMBAC Insured) (c)	4,515	4,518
Second Series 32F, 5.25% 5/1/19	2,500	2,955
Second Series 32H, 5% 5/1/12 (CIFG North America Insured) (c)	1,000	1,018
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	1,000	1,067
6.625% 8/1/39	1,000	1,068
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	3,080	3,200
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	3,953
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	3,852
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	2,373
Series 1997 A:
0% 1/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	3,496
5.5% 1/15/28	1,060	901
Series A:
0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	6,964
0% 1/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,175
0% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,765	2,116
0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	1,019
San Jose Int'l. Arpt. Rev. Series 2007 A:
5% 3/1/17 (AMBAC Insured) (c)	1,180	1,287
5% 3/1/24 (AMBAC Insured) (c)	9,690	9,900
5% 3/1/37 (AMBAC Insured) (c)	10,000	9,386
San Jose Unified School District Santa Clara County Series 2002 B, 5% 8/1/25 (FGIC Insured)	1,750	1,853
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	$ 2,800	$ 3,110
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity)	1,990	1,896
San Marcos Unified School District Series A, 5% 8/1/38	5,000	5,115
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,469
San Mateo County Joint Powers Fing. Auth. (Cap. Projects) Series 2009 A, 5.25% 7/15/24	5,280	5,748
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,120
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	722
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	678
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,141
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (AMBAC Insured)	2,000	1,972
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	8,232
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	3,000	3,329
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,865	1,926
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	2,606
0% 9/1/22 (AMBAC Insured)	2,900	1,643
0% 9/1/25 (AMBAC Insured)	6,800	3,100
Shasta Joint Powers Fing. Auth. Lease Rev. (County Administration Bldg. Proj.) Series A, 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,015	5,022
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	435
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	1,297
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/26 (FSA Insured)	11,845	12,503
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2008 B, 6% 7/1/25	5,450	6,348
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	1,022
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sulphur Springs Union School District Series A, 0% 9/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,750	$ 2,709
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	17,853
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,010
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,000	4,880
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,359
6% 6/1/22	1,100	1,115
Torrance Unified School District Series 2008 Z, 6% 8/1/33	5,000	5,580
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,530
Turlock Irrigation District Rev. Series 2011, 5.5% 1/1/41	10,000	10,661
Ukiah Unified School District 0% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,040	2,774
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	796
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	1,942
Univ. of California Regents Med. Ctr. Pool Rev. Series 2010 G:
4% 5/15/19	1,305	1,413
4% 5/15/20	615	667
5% 5/15/19	2,830	3,254
Univ. of California Revs.:
(Ltd. Proj.):
Series 2005 B, 5% 5/15/33	1,000	1,024
Series 2007 D, 5% 5/15/25	4,250	4,589
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/21 (AMBAC Insured)	785	797
5.5% 5/15/24 (AMBAC Insured)	370	374
Series 2009 O, 5.75% 5/15/34	9,900	11,060
Series C, 4.75% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,150	3,177
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	2,090	1,821
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100)	1,000	1,133
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100)	1,380	1,563
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	7,700	8,280
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Victor Elementary School District Series A, 0% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,375	$ 2,182
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120	2,250
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	134
5.375% 8/1/16 (FSA Insured)	100	103
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	929
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	802
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	359
5.25% 8/1/16 (Pre-Refunded to 8/1/13 @ 100)	1,000	1,081
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,187
6.25% 7/1/39	7,000	7,339
Series 2010 A, 5.5% 7/1/38	3,100	3,078
Series A:
5% 7/1/23	1,460	1,504
5% 7/1/25	1,665	1,681
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,584
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,838
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,363
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,280
		1,663,012
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008:
5.375% 10/1/14	1,000	1,058
5.875% 10/1/18	1,565	1,724
		2,782
Puerto Rico - 0.8%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2006 A, 4.064% 7/1/21 (FGIC Insured) (b)	4,600	3,869
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (b)	$ 7,000	$ 7,657
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41 (FGIC Insured)	9,500	1,454
		12,980
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A1, 5% 10/1/29	1,500	1,484
Series 2009 B, 5% 10/1/25	1,500	1,522
Series A, 5.25% 10/1/15	1,255	1,346
		4,352
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $1,633,358)	1,683,126
NET OTHER ASSETS (LIABILITIES) - 1.9%	33,382
NET ASSETS - 100%	$ 1,716,508
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $1,631,717,000. Net unrealized appreciation aggregated $51,409,000, of which $70,379,000 related to appreciated investment securities and $18,970,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® California
Short-Intermediate Tax-Free

Bond Fund

November 30, 2011

1.824280.106

CSI-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.4%
	Principal Amount	Value
California - 96.3%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007, 4.375% 8/1/13	$ 220,000	$ 227,841
(Sharp HealthCare Proj.) Series 2011 A:
5% 8/1/17	5,065,000	5,593,685
5% 8/1/18	2,645,000	2,919,921
Alameda County Wtr. District Rev.:
2.5% 6/1/14	1,885,000	1,951,503
2.5% 6/1/15	895,000	931,516
2.5% 6/1/16	1,070,000	1,114,854
3% 6/1/15	525,000	555,345
3% 6/1/16	525,000	558,359
Alameda Unified School District Gen. Oblig. Series 2002, 5.5% 7/1/13 (FSA Insured)	125,000	134,385
Anaheim Union High School District Series 2002 A, 5% 8/1/22 (Pre-Refunded to 8/1/12 @ 100)	155,000	159,819
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B:
6.25% 8/1/16 (Assured Guaranty Corp. Insured)	370,000	437,932
6.25% 8/1/17 (Assured Guaranty Corp. Insured)	395,000	472,653
6.25% 8/1/19 (Assured Guaranty Corp. Insured)	440,000	541,543
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed Series 2002 A:
5.875% 6/1/43 (Pre-Refunded to 6/1/12 @ 100)	165,000	169,490
5.875% 6/1/43 (Pre-Refunded to 6/1/12 @ 100)	125,000	128,434
California Dept. of Trans. Rev. Series 2004 A:
5% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	130,000	130,962
5% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,555,000	5,845,304
California Dept. of Wtr. Resources Central Valley Proj. Rev.:
Series AI, 5% 12/1/17	12,720,000	15,172,416
Series J2, 7% 12/1/12	2,600,000	2,770,794
Series J3, 7% 12/1/12 (Escrowed to Maturity)	70,000	74,555
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.125% 5/1/18 (Pre-Refunded to 5/1/12 @ 101)	1,110,000	1,143,245
5.125% 5/1/19 (Pre-Refunded to 5/1/12 @ 101)	595,000	612,820
5.125% 5/1/19 (Pre-Refunded to 5/1/12 @ 101)	1,920,000	1,977,504
5.25% 5/1/12	135,000	137,746
5.25% 5/1/12 (FSA Insured)	605,000	617,306
5.25% 5/1/20 (Pre-Refunded to 5/1/12 @ 101)	3,000,000	3,091,350
5.375% 5/1/18 (Pre-Refunded to 5/1/12 @ 101)	1,655,000	1,706,239
5.375% 5/1/21 (Pre-Refunded to 5/1/12 @ 101)	1,645,000	1,695,929
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: - continued
Series 2002 A:
5.375% 5/1/22 (Pre-Refunded to 5/1/12 @ 101)	$ 11,730,000	$ 12,093,161
5.375% 5/1/22 (Pre-Refunded to 5/1/12 @ 101)	1,440,000	1,484,582
5.5% 5/1/12	2,260,000	2,308,251
5.5% 5/1/15 (Pre-Refunded to 5/1/12 @ 101)	2,100,000	2,166,066
5.5% 5/1/16 (Pre-Refunded to 5/1/12 @ 101)	6,335,000	6,534,299
5.75% 5/1/17 (Pre-Refunded to 5/1/12 @ 101)	4,150,000	4,284,792
6% 5/1/13 (Pre-Refunded to 5/1/12 @ 101)	1,670,000	1,725,928
Series 2011 N, 5% 5/1/19	5,000,000	5,970,650
Series A:
5.5% 5/1/13 (Pre-Refunded to 5/1/12 @ 101)	495,000	510,573
5.5% 5/1/13 (Pre-Refunded to 5/1/12 @ 101)	240,000	247,550
California Dept. of Wtr. Resources Wtr. Rev. Series W, 5.5% 12/1/13 (FSA Insured)	110,000	120,733
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (a)	4,760,000	5,233,334
Series 2004 A:
5% 7/1/15	1,815,000	1,990,129
5.25% 7/1/12	7,035,000	7,229,377
5.25% 7/1/12 (FGIC Insured)	445,000	457,295
5.25% 7/1/14	2,050,000	2,266,829
Series 2009 A:
5% 7/1/12	1,200,000	1,231,584
5% 7/1/12 (Escrowed to Maturity)	995,000	1,022,004
5% 7/1/15	2,615,000	2,867,321
5% 7/1/19	7,140,000	8,342,876
5% 7/1/22	5,000,000	5,550,500
5.25% 7/1/13 (Escrowed to Maturity)	4,395,000	4,731,613
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,605,000	4,936,560
5.25% 7/1/14	4,080,000	4,511,542
5.25% 7/1/14 (Escrowed to Maturity)	3,525,000	3,943,699
Series 2009 B, 5% 7/1/20	3,115,000	3,588,792
Series A, 5% 7/1/18	1,905,000	2,228,431
California Edl. Facilities Auth. Rev.:
(College & Univ. Fing. Prog.) Series 2007, 5% 2/1/13	1,265,000	1,288,554
(Loyola Marymount Univ. Proj.) Series 2010 A, 4% 10/1/13	500,000	525,710
(Santa Clara Univ. Proj.) Series 2008:
5% 4/1/15	500,000	558,220
5% 4/1/16	400,000	456,568
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Edl. Facilities Auth. Rev.: - continued
(Stanford Univ. Proj.) Series T4, 5% 3/15/14	$ 3,215,000	$ 3,538,365
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
3% 9/1/15	450,000	468,437
4% 9/1/18	255,000	274,314
5% 9/1/16	300,000	339,909
5% 9/1/17	400,000	456,816
California Gen. Oblig.:
4% 8/1/13	500,000	525,750
4% 11/1/13	1,750,000	1,851,920
4% 11/1/14	1,265,000	1,363,569
5% 2/1/12	120,000	120,847
5% 2/1/12	110,000	110,777
5% 2/1/12	260,000	261,882
5% 3/1/12	1,425,000	1,440,419
5% 4/1/12	125,000	126,824
5% 10/1/12	2,000,000	2,072,900
5% 2/1/13	2,205,000	2,311,281
5% 2/1/13	175,000	183,435
5% 6/1/13	1,000,000	1,061,270
5% 10/1/13	50,000	51,852
5% 11/1/13	870,000	937,060
5% 3/1/14	3,675,000	3,984,215
5% 3/1/16	2,500,000	2,816,300
5% 2/1/19 (Pre-Refunded to 2/1/12 @ 100)	3,785,000	3,813,236
5% 9/1/21	6,080,000	6,956,371
5.25% 10/1/12	110,000	114,235
5.25% 10/1/13	185,000	199,510
5.25% 2/1/14 (FSA Insured)	270,000	289,859
5.25% 2/1/15	40,000	42,791
5.25% 2/1/16	1,000,000	1,049,880
5.25% 4/1/29 (Pre-Refunded to 4/1/14 @ 100)	2,000,000	2,218,560
5.3% 4/1/29 (Pre-Refunded to 4/1/14 @ 100)	2,750,000	3,053,683
6.25% 9/1/12	155,000	161,516
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C:
5% 3/1/13	1,700,000	1,769,717
5% 3/1/14	2,000,000	2,131,580
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	880,000	937,350
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/14	$ 50,000	$ 54,704
(Providence Health & Svcs. Proj.) Series 2008 C, 5.25% 10/1/13	750,000	808,538
(Scripps Health Sys. Proj.) Series 2008 A, 5% 10/1/15	1,000,000	1,114,920
(Scripps Memorial Hosp. Proj.) Series A, 5% 10/1/16	500,000	564,195
(Sutter Health Proj.):
Series 2008 A:
5% 8/15/12	2,000,000	2,061,160
5% 8/15/15	1,440,000	1,611,619
5.5% 8/15/16	1,000,000	1,154,600
Series 2011 B, 4% 8/15/17	1,000,000	1,087,440
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (a)	275,000	296,893
Series 2009 C, 5%, tender 7/2/12 (a)	1,700,000	1,742,262
Series 2009 F, 5%, tender 7/1/14 (a)	2,800,000	3,026,408
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (a)	2,800,000	3,036,684
Series 2011 A:
4% 2/1/13	500,000	513,270
4% 2/1/14	1,000,000	1,040,250
5% 3/1/19	5,000,000	5,492,450
5.25% 2/1/15	1,000,000	1,085,130
California Infrastructure & Econ. Dev. Bank Rev.:
(Bay Area Toll Bridges Seismic Retrofit Prog.) Series 2003 A, 5.25% 7/1/20 (Pre-Refunded to 7/1/13 @ 100)	5,300,000	5,705,927
(California Independent Sys. Operator Corp. Proj.) Series 2008 A, 5% 2/1/12	2,500,000	2,517,425
(Clean Wtr. State Revolving Fund Proj.) Series 2002, 5% 10/1/15	1,660,000	1,719,096
(Worker's Compensation Relief Proj.) Series 2004 A, 5.25% 10/1/13 (AMBAC Insured)	45,000	48,402
Bonds (The J. Paul Getty Trust Proj.):
Series 2003 A, 3.9%, tender 12/1/11 (a)	3,825,000	3,825,000
Series 2003 C, 3.9%, tender 12/1/11 (a)	1,745,000	1,745,000
Series 2004 A, 4%, tender 12/1/11 (a)	1,505,000	1,505,000
Series 2007 A3, 2.25%, tender 4/1/12 (a)	2,000,000	2,013,000
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009:
5% 2/1/13	$ 1,160,000	$ 1,197,909
5% 2/1/14	1,220,000	1,281,744
5% 2/1/15	1,615,000	1,705,505
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A, 5% 7/1/16	1,530,000	1,628,150
(Loma Linda Univ. Proj.) Series 2007:
4.5% 4/1/13	365,000	379,764
5% 4/1/14	200,000	213,732
California Muni. Fin. Auth. Solid Waste Disp. Rev.:
(Waste Mgmt., Inc. Proj.) Series 2004, 3% 9/1/14	3,000,000	3,091,680
Bonds (Waste Mgmt., Inc. Proj.) Series 2009 A, 2.375%, tender 2/1/13 (a)	3,000,000	3,028,200
California Muni. Fin. Auth. Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) 0.9%, tender 1/3/12 (a)	5,000,000	5,000,750
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000,000	6,705,180
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 B, 0.7%, tender 2/1/12 (a)	2,000,000	2,000,020
California Pub. Works Board Lease Rev.:
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	2,985,000	3,334,006
(Coalinga State Hosp. Proj.) Series 2004 A:
5.25% 6/1/12	1,440,000	1,468,483
5.25% 6/1/14	70,000	75,852
(Dept. of Corrections & Rehab. Proj.):
Series 2005 J, 5% 1/1/14 (AMBAC Insured)	3,080,000	3,279,553
Series 2006 F, 5% 11/1/16 (FGIC Insured)	1,550,000	1,716,486
Series 2007 F:
4% 11/1/12	110,000	113,037
4% 11/1/13	165,000	172,496
(Dept. of Corrections Proj.) Series B, 5.25% 1/1/13	40,000	41,782
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	940,000	1,001,326
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections, Monterey County State Prison Proj.):
Series 2003 C:
5.5% 6/1/14	$ 100,000	$ 107,686
5.5% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	53,843
Series 2004 D, 5% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	159,798
(Dept. of Corrections, Various State Prisons Proj.) Series 1993 A, 5.25% 12/1/13 (AMBAC Insured)	2,220,000	2,288,820
(Dept. of Food & Agric. Proj.) Series 2007 H, 4% 11/1/13	335,000	349,703
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E, 5% 11/1/13	935,000	995,691
(Judicial Council Proj.) Series 2007 G, 3.7% 11/1/12	110,000	112,740
(Monterey Bay Campus Library Proj.) Series 2009 D:
4% 4/1/15	660,000	705,949
5% 4/1/14	1,270,000	1,367,117
(Regents Univ. of California Proj.) Series A, 5.25% 6/1/12 (AMBAC Insured)	50,000	51,198
(Univ. of California Research Proj.) Series 2005 L, 5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490,000	1,619,079
(Various California State Univ. Projs.):
Series 2006 A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,113,060
Series A, 5.5% 6/1/14	120,000	126,860
(Various Cap. Projects) Series 2011 A, 5% 10/1/21	4,230,000	4,602,832
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	2,900,000	3,249,363
Series 2010 A, 5% 3/1/15	2,960,000	3,239,986
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	2,700,000	2,962,359
Series 2008 F, 5.25% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,340,020
Series 2009 A, 5% 4/1/19	1,000,000	1,105,620
Series 2009 J, 5% 11/1/17	2,700,000	2,993,274
California State Univ. Rev. Series 2009 A:
5% 11/1/15	1,000,000	1,134,720
5% 11/1/16	1,485,000	1,723,803
California State Univ., Fresno Assoc., Inc. Auxiliary Organization Event Ctr. Rev. Series 2002, 6% 7/1/26 (Pre-Refunded to 7/1/12 @ 101)	35,000	36,427
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds (Southern California Edison Co. Proj.):
Series 2006 A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (a)	$ 1,000,000	$ 1,040,200
Series 2006 B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (a)	2,000,000	2,080,400
California Statewide Cmntys. Dev. Auth. Rev.:
(Cottage Health Sys. Obligated Group Proj.) Series 2010:
5% 11/1/16	500,000	548,875
5% 11/1/18	500,000	550,470
(Enloe Health Sys. Proj.):
Series 2008 A, 5.5% 8/15/14	1,435,000	1,560,146
Series 2008 B, 5% 8/15/15	60,000	65,393
(John Muir Health Proj.) Series 2009 A, 5% 7/1/15	1,900,000	2,075,617
(St. Joseph Health Sys. Proj.) Series 2007 F, 5% 7/1/14 (FSA Insured)	935,000	1,009,622
(State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	2,520,000	2,640,229
5% 6/15/13	46,560,000	49,486,746
Bonds (Kaiser Permanente Health Sys. Proj.) Series 2001 B, 3.9%, tender 7/1/14 (a)	6,250,000	6,604,313
4% 6/1/14	600,000	624,834
4% 6/1/15	325,000	338,647
California Statewide Cmntys. Dev. Auth. Wtr. & Wastewtr. Rev. Series 2004 A:
5% 10/1/13 (Escrowed to Maturity)	15,000	16,263
5% 10/1/13 (FSA Insured)	40,000	42,874
Calleguas-Las Virgenes Pub. Fing. Auth. Sanitation Sys. Rev. (Las Virgenes Muni. Wtr. District Proj.) Series 2009:
4% 11/1/13	400,000	422,748
4% 11/1/14	300,000	322,485
5% 11/1/15	1,000,000	1,132,270
Carlsbad Unified School District Series 2009 B, 0% 5/1/14	400,000	382,848
Central Contra Costa San. District Wastewtr. Rev. Ctfs. of Prtn. Series B:
4% 9/1/14	2,390,000	2,559,021
4% 9/1/16	1,125,000	1,243,384
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5% 7/1/16	1,150,000	1,279,249
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Chaffey Cmnty. College District Series A, 5.25% 7/1/14 (Pre-Refunded to 7/1/12 @ 101)	$ 30,000	$ 31,157
Chaffey Unified High School District Series 2005, 5% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	20,604
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2010 A, 4% 8/1/16	3,730,000	4,098,338
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,790,000	1,879,625
5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,071,430
Cupertino California Union School District:
4% 8/1/13	1,410,000	1,490,285
4% 8/1/14	735,000	797,482
4% 8/1/16	1,825,000	2,053,910
Desert Sands Union School District Ctfs. of Prtn. 5.25% 3/1/14	500,000	535,050
East Bay Reg'l. Park District:
Series 2008 A, 3% 9/1/16	1,000,000	1,085,070
Series 2008, 4% 9/1/13	5,000,000	5,302,600
East Side Union High School District Santa Clara County:
Series B, 5.1% 2/1/19 (MBIA Insured)	500,000	551,895
Series C, 5% 8/1/12 (FSA Insured)	55,000	56,673
Eastern Muni. Wtr. Ds Wtr. Rev. Series 2011 A, 5% 7/1/18	1,085,000	1,303,009
El Centro School District Gen. Oblig. Series A, 6% 8/1/12 (AMBAC Insured)	15,000	15,455
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) 4% 5/1/12 (CIFG North America Insured)	300,000	303,201
Fontana Unified School District Gen. Oblig. 5.25% 5/1/13 (Assured Guaranty Corp. Insured)	380,000	402,538
Fremont Union High School District, Santa Clara Series 1998 C, 5% 9/1/18 (Pre-Refunded to 9/1/12 @ 100)	85,000	87,978
Fullerton School District:
4% 8/1/16	525,000	580,556
4% 8/1/17	600,000	663,858
5% 8/1/18	500,000	588,255
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100)	2,685,000	2,931,080
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.: - continued
Series 2003 B:
5% 6/1/38 (Pre-Refunded to 6/1/13 @ 100)	$ 775,000	$ 825,949
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100)	205,000	218,477
5.5% 6/1/33 (Pre-Refunded to 6/1/13 @ 100)	7,470,000	8,016,356
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100)	3,290,000	3,530,631
Series B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100)	1,000,000	1,073,140
5.625% 6/1/33 (Pre-Refunded to 6/1/13 @ 100)	175,000	188,123
Grossmont-Cuyamaca Cmnty. College District 5% 8/1/12 (Assured Guaranty Corp. Insured)	2,915,000	3,004,053
Indio Pub. Fing. Auth. Lease Rev. Bonds Series 2007 B, 3.8%, tender 11/1/12 (a)	500,000	505,955
Jefferson Union High School District Gen. Oblig. Series A, 6.25% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	50,367
Kern Cmnty. College District Gen. Oblig. Series A, 4.75% 11/1/26 (Pre-Refunded to 11/1/13 @ 100)	170,000	184,159
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
3% 8/1/14	100,000	105,796
4% 8/1/15	125,000	137,716
4% 8/1/16	100,000	111,965
4% 8/1/17	175,000	198,534
5% 8/1/19	250,000	303,380
Lodi Elec. Sys. Rev. Ctfs. of Prtn. Series A, 5% 7/1/16 (Assured Guaranty Corp. Insured)	2,390,000	2,697,306
Loma Linda Hosp. Rev. Series 2005 A, 5% 12/1/14	1,860,000	1,967,229
Long Beach Hbr. Rev. Series 2010 B:
5% 5/15/14	1,060,000	1,167,548
5% 5/15/15	1,000,000	1,131,820
Long Beach Wtr. Rev. Series 2010 A, 3% 5/1/17	1,550,000	1,646,209
Los Alamitos Unified School District 0% 9/1/16	2,000,000	1,787,880
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/12 (Escrowed to Maturity)	100,000	99,485
(Disney Parking Proj.) 0% 3/1/14	20,000	19,035
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
(Proposition C Proj.) First Tier Sr. Series 2003 A, 5% 7/1/13 (FSA Insured)	285,000	304,779
Series 2009 A, 5% 7/1/14	5,000,000	5,512,000
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/16	$ 5,000,000	$ 5,627,950
Los Angeles County Pub. Works Fing. Auth. Rev.:
(Los Angeles County Flood Cont. District Proj.) Series A, 5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	35,391
(Reg'l. Park & Open Space District Proj.) Series 2005 A:
5% 10/1/12 (FSA Insured)	105,000	108,951
5% 10/1/14 (FSA Insured)	25,000	27,672
Los Angeles Dept. Arpt. Rev. Series 2003 B, 5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	165,000	180,645
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2003 A1:
5% 7/1/12	25,000	25,677
5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,200,370
Series 2011 A, 5% 7/1/19	5,000,000	5,998,550
Los Angeles Gen. Oblig.:
Series 2002 A, 5.25% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	185,000	199,689
Series 2003 A, 5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	21,538
Series 2009 A, 4% 9/1/15	2,085,000	2,290,560
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2010 D:
5% 11/1/14	3,295,000	3,592,143
5% 11/1/15	1,880,000	2,084,112
Los Angeles Solid Waste Resources Rev. Series 2009 A, 5% 2/1/14	1,160,000	1,253,241
Los Angeles Unified School District:
(Election of 1997 Proj.):
Series 2002 E:
5.5% 7/1/13 (Pre-Refunded to 7/1/12 @ 100)	40,000	41,200
5.5% 7/1/14 (Pre-Refunded to 7/1/12 @ 100)	1,300,000	1,339,000
Series 2003 F:
4.5% 7/1/13	3,000,000	3,179,880
5% 7/1/14 (Pre-Refunded to 7/1/13 @ 100)	25,000	26,817
(Election of 2002 Proj.) Series 2003 A, 5% 7/1/13	25,000	26,694
Series 1997 A, 6% 7/1/14	3,055,000	3,455,266
Series 1997 F, 5% 7/1/21 (FSA Insured) (Pre-Refunded to 7/1/13 @ 100)	3,000,000	3,218,040
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles Unified School District: - continued
Series 2002:
5.75% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,025,000	$ 4,526,837
5.75% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,764,705
Series 2003 A, 5% 7/1/21 (Pre-Refunded to 7/1/13 @ 100)	4,500,000	4,827,060
Series 2004 I, 5% 7/1/16	3,180,000	3,666,985
Series 2009 KRY, 5% 7/1/15	5,000,000	5,647,400
Series 2011 A2, 5% 7/1/21	5,250,000	6,156,098
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A, 5% 12/1/17	1,045,000	1,170,943
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	5,000,000	5,674,850
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series 2008 L:
4% 7/1/12 (FSA Insured)	145,000	147,719
4% 7/1/13 (FSA Insured)	175,000	183,505
5% 7/1/14 (FSA Insured)	2,000,000	2,177,020
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
4% 7/1/13	50,000	52,222
4% 7/1/15	100,000	107,362
4% 7/1/17	85,000	92,888
Marin County Gen. Oblig. Ctfs. of Prtn.:
3% 8/1/15	1,870,000	1,968,717
3% 8/1/16	1,925,000	2,036,535
3% 8/1/17	1,735,000	1,820,674
Marin Muni. Wtr. District Rev. Ctfs. of Prtn. (2004 Fing. Proj.) 5% 7/1/12 (AMBAC Insured)	25,000	25,601
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Series 2003 A, 5% 7/1/13	35,000	37,463
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/18	2,000,000	2,315,700
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/15 (FSA Insured)	2,000,000	2,212,680
Monterey Peninsula Cmnty. College District Series A, 4.75% 8/1/27 (Pre-Refunded to 8/1/13 @ 100)	15,000	16,086
Mount Diablo Unified School District:
Series 2004, 5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,830,000	1,948,950
Series 2011, 4% 2/1/17	525,000	586,005
Municipal Bonds - continued
	Principal Amount	Value
California - continued
New Haven Unified School District Series B, 7.9% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 100,000	$ 104,850
Newhall School District Gen. Oblig. Series B, 5% 8/1/18 (Pre-Refunded to 8/1/12 @ 101)	45,000	46,848
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 D, 5%, tender 2/7/13 (a)	750,000	786,218
Newport Mesa Unified School District Series 2010:
4% 8/1/16	625,000	699,781
4% 8/1/17	500,000	555,760
North Orange County Cmnty. College District Rev.:
5% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	66,591
5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	39,864
Northern California Pwr. Agcy. Cap. Facilities Rev. Series 2010 A:
3% 8/1/15	1,705,000	1,775,195
4% 8/1/16	1,335,000	1,447,527
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A, 5% 7/1/16	1,940,000	2,221,378
(Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/16	1,000,000	1,143,620
5% 7/1/17	2,750,000	3,198,690
(Lodi Energy Ctr. Proj.) Series 2010 A, 5% 6/1/15	2,295,000	2,548,024
Oakland Joint Powers Fing. Auth. Series 2008 A1:
4.25% 1/1/13 (Assured Guaranty Corp. Insured)	1,000,000	1,036,100
5% 1/1/13 (Assured Guaranty Corp. Insured)	1,320,000	1,378,199
Oakland Unified School District Alameda County Series 2005, 5% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	61,312
Ohlone Cmnty. College District Series 2010:
4% 8/1/15	300,000	330,519
4% 8/1/17	450,000	505,575
4% 8/1/18	200,000	226,138
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2009 A:
3% 8/15/13	110,000	114,254
4% 8/15/15	50,000	55,485
Padre Dam Muni. Wtr. District Ctfs. of Prtn. Series 2009 A:
3% 10/1/13	215,000	221,912
3.5% 10/1/14	150,000	157,577
4% 10/1/15	100,000	108,050
4% 10/1/16	100,000	108,956
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Padre Dam Muni. Wtr. District Ctfs. of Prtn. Series 2009 A: - continued
4% 10/1/17	$ 420,000	$ 457,015
Palm Springs Unified School District Series 2011, 4% 8/1/17	2,560,000	2,871,757
Pasadena Area Cmnty. College District Gen. Oblig. Series 2009 D:
4% 8/1/14	285,000	306,258
4% 8/1/15	250,000	274,018
5% 8/1/17	470,000	540,688
5% 8/1/18	505,000	588,345
Pasadena Unified School District Gen. Oblig. Series 2009 A1:
4% 8/1/14	300,000	322,623
5% 8/1/15	1,000,000	1,127,070
Pleasanton Unified School District Gen. Oblig. Series 2004 B, 5% 8/1/14 (FSA Insured)	60,000	64,988
Pomona Pub. Fing. Auth. Rev. 5% 2/1/12 (Escrowed to Maturity)	10,000	10,074
Port of Oakland Rev. Series M, 5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	85,000	88,443
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds:
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (a)	5,385,000	5,039,660
Series 2008 C:
3.125%, tender 12/1/11 (FSA Insured) (a)	665,000	665,000
4%, tender 12/1/11 (FSA Insured) (a)	1,500,000	1,500,000
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 5% 7/1/14	1,205,000	1,274,324
Rancho Santiago Cmnty. College District 5% 9/1/16 (FSA Insured)	45,000	50,898
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.) Series A, 6.5% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	380,000	389,884
Sacramento Area Flood Cont. Agcy. Series 2008, 4% 10/1/14 (Berkshire Hathaway Assurance Corp. Insured)	1,000,000	1,079,780
Sacramento City Fing. Auth. Lease Rev.:
Series 1993 B, 5.4% 11/1/20	2,855,000	3,124,655
Series A, 5.4% 11/1/20 (AMBAC Insured)	1,250,000	1,368,100
Sacramento City Fing. Auth. Rev. (Solid Waste, Redev. and Master Lease Prog. Facilities Proj.) Series 2005, 5% 12/1/14 (FGIC Insured)	40,000	43,917
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5% 7/1/12	$ 500,000	$ 512,340
5% 7/1/13	625,000	664,506
5% 7/1/14	550,000	596,789
5% 7/1/16	1,275,000	1,435,969
Sacramento County (Pub. Facilities Proj.):
5% 2/1/12	2,000,000	2,009,640
5% 2/1/16	3,000,000	3,225,360
Sacramento Muni. Util. District Elec. Rev.:
Series 2011 X:
5% 8/15/19	1,465,000	1,715,398
5% 8/15/20	5,500,000	6,418,555
Series Q:
5.25% 8/15/17 (FSA Insured)	725,000	745,387
5.25% 8/15/17 (Pre-Refunded to 8/15/12 @ 100)	275,000	284,534
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,800,000	2,911,160
Series 2005, 5% 7/1/19 (AMBAC Insured)	2,900,000	3,005,328
San Bernardino Cmnty. College District Series A:
5% 8/1/16	215,000	245,278
5% 8/1/17	150,000	173,946
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A, 5% 8/1/15	5,000,000	5,392,150
Series 2009 B, 5.25% 8/1/19	3,285,000	3,700,881
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	3,900,000	3,450,135
San Diego County Calif Wtr. Auth. Series 2011 S1, 5% 7/1/16	5,000,000	5,785,200
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5.25% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	53,154
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 B, 5% 5/15/12	50,000	51,048
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 5% 8/1/12	2,055,000	2,115,027
San Diego Unified School District (Election of 1998 Proj.):
Series 2002 D, 5.25% 7/1/20 (FGIC Insured) (Pre-Refunded to 7/1/12 @ 101)	3,000,000	3,108,390
Series 2003 E:
5.25% 7/1/20 (FSA Insured) (Pre-Refunded to 7/1/13 @ 101)	2,000,000	2,157,520
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Diego Unified School District (Election of 1998 Proj.): - continued
Series 2003 E:
5.25% 7/1/22 (FSA Insured) (Pre-Refunded to 7/1/13 @ 101)	$ 1,695,000	$ 1,828,498
Series 2004 F, 5% 7/1/16 (FSA Insured)	75,000	82,740
San Francisco Bldg. Auth. Lease Rev. (Dept. Gen. Svcs. Lease Proj.) Series A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	15,609
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 D, 5% 5/1/17 (FSA Insured)	5,000,000	5,717,950
San Francisco City & County Gen. Oblig. (San Francisco Gen. Hosp. Impt. Proj.) Series 2010 A, 5% 6/15/16	11,110,000	12,901,154
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Projs.) Series 2009 B:
4% 8/1/13	905,000	929,535
5% 8/1/16	1,095,000	1,190,944
Series 2007 B, 5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,640,000	3,871,067
San Francisco Pub. Utils. Commission Wtr. Rev.:
Series 2002 B, 5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	650,000	677,482
Series 2010 D, 5% 11/1/16	4,445,000	5,205,628
San Mateo Unified School District 5% 9/1/15 (FSA Insured)	25,000	27,795
Santa Clara County Fing. Auth. Lease Rev.:
(VMC Rfdg. Proj.) Series 1997 A, 6% 11/15/12 (AMBAC Insured)	240,000	252,398
Series 2010 N:
5% 5/15/15	1,000,000	1,115,270
5% 5/15/16	1,000,000	1,134,710
Santa Clara Valley Wtr. District Ctfs. of Prtn. 5.25% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	35,264
Santa Maria Joint Union High School District Gen. Oblig. Series A, 5.375% 8/1/14 (Escrowed to Maturity)	20,000	22,518
Santa Monica Calif Pub. Fin. Rev. Series 2011 A:
4% 6/1/19	880,000	972,805
4% 6/1/20	770,000	841,818
Santa Monica Cmnty. College District Gen. Oblig. Series 2010 A:
5% 8/1/14	430,000	477,476
5% 8/1/15	250,000	284,355
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Saugus Union School District Series B, 5% 8/1/14 (FSA Insured)	$ 55,000	$ 60,507
Semitropic Impt. District Wtr. Storage Rev. Series 2009 A:
2.5% 12/1/13	300,000	307,524
3% 12/1/14	250,000	261,295
5% 12/1/15	300,000	337,530
South Placer Wastewtr. Auth. Rev. Series C, 4% 11/1/15	1,135,000	1,233,223
Southern California Pub. Pwr. Auth. Rev.:
(Multiple Projs.):
6.75% 7/1/12	30,000	31,040
6.75% 7/1/13	65,000	70,933
6.75% 7/1/13 (FSA Insured)	1,800,000	1,973,250
(San Juan Unit 3 Proj.) Series A, 5.5% 1/1/14 (FSA Insured)	200,000	218,152
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. Series 2002 B, 5% 7/1/12 (FSA Insured)	55,000	56,503
Southwestern Cmnty. College District Gen. Oblig.:
Series 2004, 5% 8/1/15 (Pre-Refunded to 8/1/14 @ 100)	45,000	50,221
Series B, 5.25% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	27,288
Sweetwater Union High School District Pub. Fing. Auth. Spl. Tax Rev. Series A, 5% 9/1/14 (FSA Insured)	20,000	21,447
Torrance Unified School District:
Series 2008 Y, 5.375% 8/1/22	1,250,000	1,448,888
Series 2008 Z:
5.25% 8/1/18	1,000,000	1,190,570
5.375% 8/1/22	1,750,000	2,028,443
Turlock Irrigation District Rev. Series 2010 A, 5% 1/1/14	1,230,000	1,324,058
Univ. of California Regents Med. Ctr. Pool Rev. Series 2010 G, 5% 5/15/17	900,000	1,023,669
Univ. of California Revs.:
(Ltd. Proj.) Series 2010 E, 4% 5/15/17	1,150,000	1,286,977
Series 2009 O, 5% 5/15/17	1,000,000	1,176,590
Series 2010 S, 5% 5/15/16	1,785,000	2,064,281
Series A, 5% 5/15/12 (AMBAC Insured)	100,000	102,145
Upland Gen. Oblig. Ctfs. of Prtn.:
5% 1/1/16	1,000,000	1,076,510
5% 1/1/17	2,115,000	2,278,532
5% 1/1/18	2,220,000	2,395,646
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Washington Township Health Care District Gen. Oblig. Series 2009 A, 6.5% 8/1/14	$ 1,600,000	$ 1,819,600
Washington Township Health Care District Rev.:
Series 2009 A:
4.5% 7/1/12	275,000	279,411
4.5% 7/1/13	250,000	259,623
5% 7/1/14	300,000	319,959
5% 7/1/15	520,000	561,194
5% 7/1/16	200,000	217,324
Series 2010 A, 5% 7/1/17	1,000,000	1,090,110
Series A, 5% 7/1/12	385,000	392,265
West Contra Costa Unified School District:
5% 8/1/18 (FSA Insured)	1,500,000	1,713,735
5% 8/1/19 (FSA Insured)	1,500,000	1,724,805
Western Riverside County Trust & Wastewtr. Fin. Auth.:
4% 9/1/14 (Assured Guaranty Corp. Insured)	500,000	531,190
5% 9/1/13 (Assured Guaranty Corp. Insured)	500,000	532,055
Whisman School District Gen. Oblig. Series A, 0% 8/1/14 (Escrowed to Maturity)	40,000	38,759
		694,718,228
Puerto Rico - 0.3%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 1996, 6.5% 7/1/12 (FSA Insured)	1,140,000	1,176,742
6.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	77,255
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	1,000,000	1,034,130
		2,288,127
Virgin Islands - 0.8%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A:
5% 10/1/14	640,000	679,539
5% 10/1/15	600,000	646,152
(Sr. Lien/Working Cap. Proj.) Series 2010 A, 5% 10/1/16	1,000,000	1,095,250
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - continued
Virgin Islands Pub. Fin. Auth.: - continued
Series 2009 A, 6% 10/1/14	$ 1,250,000	$ 1,347,525
Series 2009 B, 5% 10/1/16	2,000,000	2,190,500
		5,958,966
TOTAL MUNICIPAL BONDS (Cost $683,305,440)		702,965,321
Municipal Notes - 0.2%

California - 0.2%
Baldwin Park Unified School District Gen. Oblig. BAN Series 2009, 0% 8/1/14 (Cost $1,314,757)	1,500,000	1,411,245
TOTAL INVESTMENT PORTFOLIO - 97.6% (Cost $684,620,197)		704,376,566
NET OTHER ASSETS (LIABILITIES) - 2.4%		17,552,827
NET ASSETS - 100%		$ 721,929,393
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $684,607,074. Net unrealized appreciation aggregated $19,769,492, of which $20,375,120 related to appreciated investment securities and $605,628 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 30, 2012